1
The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.0%
Beverages  — 2.1%
60,000 China Mengniu Dairy Co. Ltd. ......... $ 128,787
26,743 Danone SA ...................... 1,727,927
40,000 ITO EN Ltd. ..................... 977,144
14,000 Morinaga Milk Industry Co. Ltd. ....... 286,048
5,000 PepsiCo Inc. ..................... 875,050
30,000 Suntory Beverage & Food Ltd. ........ 1,013,080
424,000 Vitasoy International Holdings Ltd. ..... 363,495
5,371,531
Biotechnology  — 4.5%
7,500 Bio-Rad Laboratories Inc., Cl. A† ...... 2,594,025
85,000 Catalent Inc.† .................... 4,798,250
8,300 Charles River Laboratories International
Inc.† ........................ 2,248,885
1,500 Idorsia Ltd.† ..................... 4,704
3,600 Illumina Inc.† .................... 494,352
700 Incyte Corp.† .................... 39,879
1,200 Regeneron Pharmaceuticals Inc.† ...... 1,154,988
800 Waters Corp.† ................... 275,384
11,610,467
Electronics  — 1.8%
8,150 Thermo Fisher Scientific Inc. ......... 4,736,861
Equipment and Supplies  — 1.0%
90,000 Owens & Minor Inc.† .............. 2,493,900
Food  — 18.2%
5,000 Calavo Growers Inc. ............... 139,050
80,000 Campbell Soup Co. ................ 3,556,000
15,000 Conagra Brands Inc. ............... 444,600
45,000 Flowers Foods Inc. ................ 1,068,750
15,000 General Mills Inc. ................. 1,049,550
35,000 Kellanova ....................... 2,005,150
34,000 Kerry Group plc, Cl. A .............. 2,954,647
401,000 Kikkoman Corp. .................. 5,128,392
15,000 Lamb Weston Holdings Inc. .......... 1,597,950
10,000 Maple Leaf Foods Inc. .............. 163,966
30,000 MEIJI Holdings Co. Ltd. ............. 653,983
45,000 Mondelēz International Inc., Cl. A ...... 3,150,000
43,000 Nestlé SA ....................... 4,565,338
47,000 Nomad Foods Ltd. ................ 919,320
40,000 Post Holdings Inc.† ................ 4,251,200
31,000 The J.M. Smucker Co. .............. 3,901,970
100,000 The Kraft Heinz Co. ................ 3,690,000
120,000 Tingyi (Cayman Islands) Holding Corp. .. 131,546
45,000 TreeHouse Foods Inc.† ............. 1,752,750
60,000 Unilever plc, ADR ................. 3,011,400
15,000 WK Kellogg Co. .................. 282,000
Shares
Market
Value
124,000 Yakult Honsha Co. Ltd. ............. $ 2,532,752
46,950,314
Food and Staples Retailing  — 7.8%
4,000 BARK Inc.† ..................... 4,960
125,000 BellRing Brands Inc.† .............. 7,378,750
76,600 CVS Health Corp. ................. 6,109,616
30,000 Ingles Markets Inc., Cl. A ............ 2,300,400
13,000 Pets at Home Group plc ............. 44,039
20,000 Sprouts Farmers Market Inc.† ........ 1,289,600
50,000 The Kroger Co. ................... 2,856,500
12,000 Walgreens Boots Alliance Inc. ........ 260,280
20,244,145
Health Care Equipment and Supplies  — 19.6%
500 Agilent Technologies Inc. ............ 72,755
130,000 Bausch + Lomb Corp.† ............. 2,249,000
70,000 Baxter International Inc. ............. 2,991,800
2,200 Becton Dickinson & Co. ............. 544,390
12,700 Boston Scientific Corp.† ............ 869,823
20,000 Cerevel Therapeutics Holdings Inc.† .... 845,400
75,000 DENTSPLY SIRONA Inc. ............ 2,489,250
5,867 Electromed Inc.† .................. 94,752
800 Exact Sciences Corp.† .............. 55,248
4,000 Gerresheimer AG ................. 450,528
22,975 Globus Medical Inc., Cl. A† .......... 1,232,379
60,000 Halozyme Therapeutics Inc.† ......... 2,440,800
45,000 Henry Schein Inc.† ................ 3,398,400
800 Hologic Inc.† .................... 62,368
7,000 ICU Medical Inc.† ................. 751,240
182,000 InfuSystem Holdings Inc.† ........... 1,559,740
35,000 Integer Holdings Corp.† ............. 4,083,800
200 Intuitive Surgical Inc.† .............. 79,818
45,000 Lantheus Holdings Inc.† ............ 2,800,800
23,000 Medtronic plc .................... 2,004,450
15,000 Merit Medical Systems Inc.† ......... 1,136,250
1,400 Neogen Corp.† ................... 22,092
10,000 NeoGenomics Inc.† ................ 157,200
25,300 QuidelOrtho Corp.† ................ 1,212,882
500 Revvity Inc. ..................... 52,500
26,473 Semler Scientific Inc.† .............. 773,276
46,392 Silk Road Medical Inc.† ............. 849,902
25,000 Stericycle Inc.† ................... 1,318,750
13,000 Stryker Corp. .................... 4,652,310
17,000 SurModics Inc.† .................. 498,780
46,000 The Cooper Companies Inc. .......... 4,667,160
112,107 Treace Medical Concepts Inc.† ........ 1,462,996
34,400 Zimmer Biomet Holdings Inc. ......... 4,540,112
50,420,951
Health Care Providers and Services  — 22.7%
160,000 Avantor Inc.† .................... 4,091,200
7,790 CareCloud Inc.† .................. 9,036

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care Providers and Services (Continued)
18,000 Cencora Inc. ..................... $ 4,373,820
5,283 Chemed Corp. ................... 3,391,316
9,000 DaVita Inc.† ..................... 1,242,450
11,200 Elevance Health Inc. ............... 5,807,648
192,500 Evolent Health Inc., Cl. A† ........... 6,312,075
15,585 Fortrea Holdings Inc.† .............. 625,582
20,300 HCA Healthcare Inc. ............... 6,770,659
500 IQVIA Holdings Inc.† ............... 126,445
15,985 Laboratory Corp. of America Holdings ... 3,492,083
5,000 McKesson Corp. .................. 2,684,250
100 Medpace Holdings Inc.† ............ 40,415
163,000 Option Care Health Inc.† ............ 5,467,020
11,000 Orthofix Medical Inc.† .............. 159,720
55,053 PetIQ Inc.† ...................... 1,006,369
500 Quest Diagnostics Inc. .............. 66,555
75,800 Tenet Healthcare Corp.† ............. 7,967,338
9,900 UnitedHealth Group Inc. ............ 4,897,530
58,531,511
Household and Personal Products  — 2.4%
12,000 Church & Dwight Co. Inc. ........... 1,251,720
10,000 Colgate-Palmolive Co. .............. 900,500
60,000 Edgewell Personal Care Co. .......... 2,318,400
10,000 The Procter & Gamble Co. ........... 1,622,500
6,093,120
Pharmaceuticals  — 16.9%
21,900 Abbott Laboratories ............... 2,489,154
47,000 AbbVie Inc. ..................... 8,558,700
25,000 Achaogen Inc.†(a) ................. 0
35,611 AstraZeneca plc, ADR .............. 2,412,645
18,000 Bausch Health Cos. Inc.† ............ 190,980
66,800 Bristol-Myers Squibb Co. ............ 3,622,564
70,000 Elanco Animal Health Inc.† ........... 1,139,600
46,700 Johnson & Johnson ............... 7,387,473
19,200 Merck & Co. Inc. .................. 2,533,440
65,000 Perrigo Co. plc ................... 2,092,350
71,625 Pfizer Inc. ...................... 1,987,594
12,000 Roche Holding AG, ADR ............ 383,040
25,000 Teva Pharmaceutical Industries Ltd., ADR† 352,750
19,400 The Cigna Group .................. 7,045,886
7,808 Vertex Pharmaceuticals Inc.† ......... 3,263,822
3,000 Viatris Inc. ...................... 35,820
10,000 Zimvie Inc.† ..................... 164,900
200 Zoetis Inc. ...................... 33,842
43,694,560
Specialty Chemicals  — 0.0%
400 International Flavors & Fragrances Inc. .. 34,396
TOTAL COMMON STOCKS ......... 250,181,756
Shares
Market
Value
PREFERRED STOCKS  — 0.1%
Biotechnology  — 0.1%
5,600 XOMA Corp., Ser. A, 8.625% ......... $ 141,064
RIGHTS  — 0.0%
Biotechnology  — 0.0%
6,907 Tobira Therapeutics Inc., CVR†(a) ...... 0
Health Care Providers and Services  — 0.0%
38,284 Chinook Therapeutics Inc., CVR† ...... 15,314
Pharmaceuticals  — 0.0%
3,500 Ipsen SA/Clementia, CVR†(a) ......... 0
13,000 Paratek Pharmaceuticals Inc., CVR† .... 260
260
TOTAL RIGHTS ................ 15,574
WARRANTS  — 0.0%
Health Care Providers and Services  — 0.0%
420 Option Care Health Inc., Cl. A, expire
06/30/25† ..................... 1,529
420 Option Care Health Inc., Cl. B, expire
06/20/25† ..................... 1,097
2,626
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.9%
$ 7,560,000 U.S. Treasury Bills,
5.292% to 5.325%††, 05/14/24 to
06/20/24 ...................... 7,491,336
TOTAL INVESTMENTS — 100.0% ....
(Cost $173,070,433) ............. $ 257,832,356

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 87.6% $ 225,693,991
Europe .............................. 8.1 20,923,138
Japan ............................... 4.1 10,591,399
Asia/Pacific ......................... 0.2 623,828
Total Investments ................... 100.0% $ 257,832,356